INCOME TAXES - Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Non-current deferred tax assets:
Net operating loss carry forward	¥ 40,621	¥ 118,410
Impairment loss	35,119	36,567
Others	18,933	22,859
Non-current deferred income tax assets	94,673	177,836
Valuation allowances	(94,673)	(177,836)
Net non-current deferred income tax assets	¥ 0	¥ 0